Deposits (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Deposits and Components

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2019 Total	2018 Total
Personal	$12,182	$108,485	$57,424	$178,091	$163,879
Business and government (7)	62,706	60,379	134,417	257,502	240,149
Bank	5,120	191	5,913	11,224	14,380
Secured borrowings (8)	–	–	38,895	38,895	42,607
	$80,008	$169,055	$236,649	$485,712	$461,015
Comprises:
Held at amortized cost				$475,254	$453,498
Designated at fair value				10,458	7,517
				$485,712	$461,015
Total deposits include (9) :
Non-interest-bearing deposits
Canada				$51,880	$49,858
U.S.				7,876	7,737
Other international				4,647	4,378
Interest-bearing deposits
Canada				344,756	321,188
U.S.				56,844	57,522
Other international				19,709	20,332
				$485,712	$461,015

(1)	Includes deposits of $152.8 billion (2018: $155.5 billion) denominated in U.S. dollars and deposits of $30.0 billion (2018: $24.3 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $2,930 million (2018: $2,689 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $8,985 million (2018: $190 million) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance (Canada). These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $302 million (2018: $1,600 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, covered bond programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.